Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0000625 par value each
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit	0.98
Maximum Aggregate Offering Price	$ 7,840,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,200.30
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall cover any additional Class A ordinary shares of the Registrant that become issuable under the Registrant’s 2025 Equity Incentive Plan (the “2025 Plan”) in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant’s receipt of consideration that increases the number of the outstanding Class A ordinary shares of the Registrant.

Pursuant to Rules 457(c) and (h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated for the purpose of calculating the amount of the registration fee and are based on the average of the high and low price of the Registrant’s Class A ordinary shares as reported on the NASDAQ Stock Market on August 5, 2025, which date is within five business days prior to filing this Registration Statement..